Interest Expense and Finance Cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST EXPENSE AND FINANCE COST [Abstract]
Interest expense	$ 107,787	$ 108,488	$ 109,550
Amortization and write-off of deferred financing costs	5,653	4,524	4,061
Other	199	139	49
Interest expense and finance cost	$ 113,639	$ 113,151	$ 113,660